Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 832	¥ 604	¥ 370